Other Income and Other Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Other Income and Other Expenses
Schedule of other income and other expenses
	2022	2021
Income
Income from investment in CFS Partners	$584,971	$951,605

Expenses
Outsourcing expense	$539,123	$506,563
Service contracts - administration	579,956	520,310
Marketing	499,000	470,000
State deposit tax	992,333	884,492
ATM fees	616,900	562,779